UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

THE FEDERAL DEPOSIT INSURANCE CORPORATION, IN ITS CAPACITY AS RECEIVER FOR VARIOUS FAILED DEPOSITORY INSTITUTIONS1
(Securitizer)

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
X	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period: January 1, 2012 through March 31, 2012

Date of Report (Date of earliest event reported)	April 20, 2012

Commission File Number of securitizer:	N/A

Central Index Key Number of securitizer:	0001009180

Elliot Pinta, (703) 562-2445
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)	☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)	☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)	☐

1
Federal Deposit Insurance Corporation, solely in its capacity as receiver for the various failed depository institutions listed under the caption “Name of Originator” below and not in its corporate capacity, is filing this Form ABS-15G in its capacity as sponsor of the following transaction, which is covered by this report: FDIC 2011-N1 Trust. The information in this Form ABS-15G has not been verified by any third party or by the various failed depository institutions that originated the loans that were the subject of repurchase demands. While we have requested all information from the applicable trustees with respect to repurchase demands during the reporting period, it is possible that this disclosure does not contain information about all investor demands upon such trustees for such period.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

FEDERAL DEPOSIT INSURANCE CORPORATION, IN ITS CAPACITY AS RECEIVER FOR VARIOUS FAILED DEPOSITORY INSTITUTIONS
(Securitizer)

Date:	April 20, 2012

By:	/s/ George H. Williamson
Name: George H. Williamson
Title: Manager-Capital Markets

Asset Class	Shelf	Series Name	CIK	Originator	Loan Number	Servicer Loan Number	Outstanding Principal Balance	Repurchase Type	Subject to Demand	Repurchased or Replace	Repurchase Pending	Demand in Dispute	Demand Withdrawn	Demand Rejected
RMBS	N/A	FDIC2011-N1		TAYLOR BEAN & WHITAKER MORTGAGE CORP	596658971	596658971	2066718.61			1/1/2012
RMBS	N/A	FDIC2011-N1		FIRST NATIONAL BANK	596784712	596784712	349876.34			2/1/2012
RMBS	N/A	FDIC2011-N1			597000184	597000184	208000			1/1/2012